SCHEDULE OF FINANCE COSTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Costs
Interest expenses on bank borrowings	$ 333,166	$ 495,174	$ 372,828
Interest expenses on other borrowings	71,681	30,461	4,638
Interest expenses on shareholder loans	18,999	73,102	197,066
Interest expenses on convertible bonds			684,163
Interest expenses on lease liabilities	3,898	5,247	4,415
Bank charges	75,542	101,371	99,558
Total	$ 503,286	$ 705,355	$ 1,362,668